Issued Capital - Summary of Common Shares Issued and Outstanding (Detail)	12 Months Ended
	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 $ / shares shares
Disclosure of classes of share capital [abstract]
Balance, shares at beginning of period	447,771,433	447,771,433	444,336,361	444,336,361
Share purchase options exercised | $ / shares		$ 25.70		$ 25.79
Restricted share units released | $ / shares		$ 0.00		$ 0.00
Dividend reinvestment plan | $ / shares	$ 37.87		$ 24.31
Share purchase options exercised	1,056,363	1,056,363	2,039,735	2,039,735
Restricted share units released	128,405	128,405	133,670	133,670
Dividend reinvestment plan	502,193	502,193	1,261,667	1,261,667
Balance, shares at end of period	449,458,394	449,458,394	447,771,433	447,771,433